The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Asia Pacific ex-Japan Fund and Columbia Select Global Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2015 (Accession No. 0001193125-15-241508), which is incorporated herein by reference.